Voya Growth and Income Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.2%
		Communication Services: 10.7%
660,674		Activision Blizzard, Inc.	$ 39,296,890	1.6
80,442	(1)	Alphabet, Inc. - Class A	93,469,582	3.9
946,180		Interpublic Group of Cos., Inc.	15,318,654	0.7
1,301,588		Verizon Communications, Inc.	69,934,323	2.9
399,238		Walt Disney Co.	38,566,391	1.6
		256,585,840		10.7

		Consumer Discretionary: 9.8%
46,597	(1)	Amazon.com, Inc.	90,851,103	3.8
529,363		Best Buy Co., Inc.	30,173,691	1.3
289,323		Hasbro, Inc.	20,701,060	0.9
947,189	(2)	L Brands, Inc.	10,949,505	0.4
327,710		Nike, Inc. - Class B	27,114,725	1.1
672,032		TJX Cos., Inc.	32,129,850	1.3
278,918		Tractor Supply Co.	23,582,517	1.0
		235,502,451		9.8

		Consumer Staples: 7.9%
235,542		Constellation Brands, Inc.	33,767,301	1.4
612,807		Kellogg Co.	36,762,292	1.5
703,942		Philip Morris International, Inc.	51,359,608	2.2
610,217		Procter & Gamble Co.	67,123,870	2.8
		189,013,071		7.9

		Energy: 2.7%
234,818	(2)	BP PLC ADR	5,727,211	0.2
296,426		Chevron Corp.	21,479,028	0.9
520,941		ConocoPhillips	16,044,983	0.7
239,786		EOG Resources, Inc.	8,613,113	0.4
264,656		Valero Energy Corp.	12,004,796	0.5
		63,869,131		2.7

		Financials: 10.8%
1,634,220		Bank of America Corp.	34,694,491	1.4
283,223		Goldman Sachs Group, Inc.	43,783,444	1.8
867,506		Hartford Financial Services Group, Inc.	30,570,911	1.3
627,558		Intercontinental Exchange, Inc.	50,675,309	2.1
471,816		JPMorgan Chase & Co.	42,477,594	1.8
159,903		Marsh & McLennan Cos., Inc.	13,825,213	0.6
729,542		Truist Financial Corp.	22,499,075	0.9
620,974		US Bancorp	21,392,554	0.9
		259,918,591		10.8

		Health Care: 14.8%
595,785	(1),(2)	Alcon, Inc.	30,277,794	1.3
175,742		Becton Dickinson & Co.	40,380,239	1.7
20,429	(1)	Biogen, Inc.	6,463,327	0.3
875,359		Bristol-Myers Squibb Co.	48,792,511	2.0
218,420		Cigna Corp.	38,699,656	1.6
656,659		Johnson & Johnson	86,107,695	3.6
378,342		Medtronic PLC	34,118,881	1.4
440,121		Novartis AG ADR	36,287,976	1.5
118,505		Thermo Fisher Scientific, Inc.	33,608,018	1.4
			354,736,097	14.8

		Industrials: 8.7%
221,279		Cummins, Inc.	29,943,474	1.2
187,677		L3Harris Technologies, Inc.	33,804,381	1.4
271,431		Norfolk Southern Corp.	39,628,926	1.7
170,448		Old Dominion Freight Line	22,373,005	0.9
272,370		Oshkosh Corp.	17,521,562	0.7
129,075		Roper Technologies, Inc.	40,246,876	1.7
807,994		Timken Co.	26,130,526	1.1
		209,648,750		8.7

		Information Technology: 24.8%
277,440	(1)	Adobe, Inc.	88,292,506	3.7
427,962		Analog Devices, Inc.	38,366,793	1.6
428,772		Apple, Inc.	109,032,432	4.5
105,364		Broadcom, Inc.	24,981,804	1.0
276,729		Fidelity National Information Services, Inc.	33,661,316	1.4
185,400		Intuit, Inc.	42,642,000	1.8
822,850	(1)	Micron Technology, Inc.	34,609,071	1.4
685,313		Microsoft Corp.	108,080,713	4.5
141,797		MKS Instruments, Inc.	11,549,366	0.5
336,335		Motorola Solutions, Inc.	44,705,648	1.9
670,099		NetApp, Inc.	27,936,427	1.2
361,591		NXP Semiconductor NV - NXPI - US	29,986,742	1.3
		593,844,818		24.8

		Materials: 2.4%
163,236		Air Products & Chemicals, Inc.	32,583,538	1.4
355,366		CF Industries Holdings, Inc.	9,665,955	0.4
328,606		Eastman Chemical Co.	15,306,468	0.6
		57,555,961		2.4

		Real Estate: 3.0%
286,934		Crown Castle International Corp.	41,433,270	1.7
384,565		ProLogis, Inc.	30,907,489	1.3
		72,340,759		3.0

		Utilities: 3.6%
145,095		Entergy Corp.	13,634,577	0.6
343,306		Evergy, Inc.	18,898,995	0.8
663,821		Exelon Corp.	24,435,251	1.0
124,225		NextEra Energy, Inc.	29,891,020	1.2
		86,859,843		3.6

	Total Common Stock
	(Cost $2,380,274,254)	2,379,875,312		99.2

Voya Growth and Income Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
OTHER(3): –%
		Utilities: –%
10,000,000	(4),(5)	Southern Energy (Escrow)	$ –	–

	Total Other
	(Cost $–)	–		–

	Total Long-Term Investments
	(Cost $2,380,274,254)	2,379,875,312		99.2

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.7%
		Commercial Paper: 0.2%
975,000	(6)	Exxon Mobil Corp., 1.600%, 06/03/2020	971,330	0.1
950,000	(6)	Federal Republic of Germany, 1.620%, 05/21/2020	948,654	0.1
950,000	(6)	Matchpoint Finance PLC, 1.680%, 05/11/2020	948,280	0.0
950,000	(6)	Pfizer Inc., 1.630%, 06/15/2020	946,410	0.0

	Total Commercial Paper
	(Cost $3,814,674)	3,814,674		0.2

		Floating Rate Notes: 0.6%
475,000	(6)	Australia & New Zealand Banking Group Ltd., 1.220%, 04/09/2020	475,075	0.0
950,000	(6)	Bank of America Corp., 1.200%, 05/07/2020	949,410	0.1
400,000	(6)	Bank of Montreal, 0.210%, 07/13/2020	398,726	0.0
950,000	(6)	Bank of Nova Scotia, 0.990%, 06/19/2020	949,794	0.1
950,000	(6)	Canadian Imperial Bank of Commerce, 0.240%, 08/28/2020	945,010	0.0
475,000	(6)	Commonwealth Bank of Australia, 1.200%, 07/06/2020	474,678	0.0
500,000	(6)	Coöperatieve Rabobank U.A., 0.990%, 04/20/2020	500,125	0.0
400,000	(6)	Crédit Agricole Group, 0.190%, 06/12/2020	399,119	0.0
250,000	(6)	Credit Suisse Group AG, 0.360%, 04/17/2020	249,991	0.0
950,000	(6)	JPMorgan Chase & Co., 1.740%, 08/07/2020	948,391	0.1
950,000	(6)	Lloyds Bank PLC, 1.100%, 08/07/2020	949,207	0.1
575,000	(6)	Mizuho Financial Group Inc., 0.970%, 07/14/2020	574,628	0.0
350,000	(6)	Mizuho Financial Group Inc., 1.640%, 05/05/2020	350,165	0.0
875,000	(6)	National Bank of Canada, 1.840%, 05/01/2020	874,701	0.0
750,000	(6)	Royal Bank of Canada, 0.960%, 07/17/2020	749,359	0.0
975,000	(6)	Skandinaviska Enskilda Banken AB, 1.780%, 05/11/2020	974,532	0.1
950,000	(6)	Societe Generale, 0.290%, 09/04/2020	946,093	0.1
600,000	(6)	Sumitomo Mitsui Trust Holdings, Inc., 1.190%, 04/24/2020	600,184	0.0
300,000	(6)	Sumitomo Mitsui Trust Holdings, Inc., 1.280%, 05/07/2020	300,131	0.0
275,000	(6)	The Norinchukin Bank, 1.030%, 08/27/2020	274,244	0.0
275,000	(6)	The Norinchukin Bank, 1.200%, 04/24/2020	275,031	0.0
400,000	(6)	The Sumitomo Mitsui Financial Group, 1.020%, 08/25/2020	399,559	0.0
400,000	(6)	The Sumitomo Mitsui Financial Group, 1.050%, 07/29/2020	399,681	0.0
250,000	(6)	Toronto-Dominion Bank, 1.120%, 06/30/2020	249,909	0.0

	Total Floating Rate Notes
	(Cost $14,207,743)	14,207,743		0.6

		Repurchase Agreements: 0.9%
2,872,690	(6)	BNP Paribas S.A., Repurchase Agreement dated 03/31/20, 0.33%, due 04/01/20 (Repurchase Amount $2,872,716, collateralized by various U.S. Government Securities, 2.125%-6.875%, Market Value plus accrued interest $3,016,331, due 06/15/20-03/15/39)	2,872,690	0.1
2,932,276	(6)	Cantor Fitzgerald Securities, Repurchase Agreement dated 03/31/20, 0.02%, due 04/01/20 (Repurchase Amount $2,932,278, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.500%, Market Value plus accrued interest $2,990,921, due 05/01/20-02/20/70)	2,932,276	0.1

Voya Growth and Income Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
		Repurchase Agreements (continued)
1,439,706	(6)	CF Secured LLC, Repurchase Agreement dated 03/31/20, 0.02%, due 04/01/20 (Repurchase Amount $1,439,707, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $1,468,502, due 12/15/21-11/20/66)	$ 1,439,706	0.1
1,190,455	(6)	Citadel Securities LLC, Repurchase Agreement dated 03/31/20, 0.09%, due 04/01/20 (Repurchase Amount $1,190,458, collateralized by various U.S. Government Securities, 0.000%-8.125%, Market Value plus accrued interest $1,214,267, due 04/07/20-02/15/50)	1,190,455	0.0
1,266,871	(6)	Royal Bank of Canada, Repurchase Agreement dated 03/31/20, 0.38%, due 04/01/20 (Repurchase Amount $1,266,884, collateralized by various U.S. Government Securities, 1.493%-10.200%, Market Value plus accrued interest $1,322,029, due 04/17/20-03/15/40)	1,266,871	0.0
7,111,106	(6)	Royal Bank of Canada (NY), Repurchase Agreement dated 03/31/20, 0.01%, due 04/01/20 (Repurchase Amount $7,111,108, collateralized by various U.S. Government/U.S. Government Agency Obligations, 2.500%-5.000%, Market Value plus accrued interest $7,253,328, due 08/01/23-06/01/51)	7,111,106	0.3
6,136,364	(6)	State of Wisconsin Investment Board, Repurchase Agreement dated 03/31/20, 0.16%, due 04/01/20 (Repurchase Amount $6,136,391, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $6,274,070, due 04/01/20-09/09/49)	$ 6,136,364	0.3

	Total Repurchase Agreements
	(Cost $22,949,468)	22,949,468		0.9

		Certificates of Deposit: 0.1%
950,000	(6)	Dz Bank Ag Deutsche Zentral-Genossenschaftsbank, 1.640%, 05/12/2020	950,471	0.1
950,000	(6)	Group BPCE, 1.790%, 04/13/2020	950,208	0.0
650,000	(6)	Landesbank Baden-Wurttemberg, 1.630%, 04/24/2020	650,348	0.0
300,000	(6)	Landesbank Baden-Wurttemberg, 1.640%, 04/21/2020	300,158	0.0
375,000	(6)	The Norinchukin Bank, 1.650%, 06/19/2020	375,378	0.0

	Total Certificates of Deposit
	(Cost $3,226,563)	3,226,563		0.1

Shares			Value	Percentage of Net Assets
		Mutual Funds(6): 0.9%
990,000	(6), (7)	Fidelity Investments Money Market Government Portfolio - Institutional Class, 0.380%	990,000	0.0
1,326,000	(6),(7)	Invesco Short-Term Investments Trust Government & Agency Portfolio - Institutional Class, 0.490%	1,326,000	0.1
18,856,000	(6),(7)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 0.250%	18,856,000	0.8
	Total Mutual Funds
	(Cost $21,172,000)	21,172,000		0.9

	Total Short-Term Investments
	(Cost $65,370,448)	65,370,448		2.7

Voya Growth and Income Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Total Investments in Securities (Cost $2,445,644,702)	$ 2,445,245,760	101.9
Liabilities in Excess of Other Assets	(44,808,018)	(1.9)
Net Assets	$ 2,400,437,742	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	Represents an escrow position for future entitlements, if any, on the defaulted bond. The escrow position was received in exchange for the defaulted bond as part of the bankruptcy reorganization of the bond issuer. These holdings are non-income producing.
(4)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(5)	Restricted security as to resale, excluding Rule 144A securities. As of March 31, 2020, the Portfolio held restricted securities with a fair value of $– or 0.0% of net assets. Please refer to the table below for additional details.
(6)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(7)	Rate shown is the 7-day yield as of March 31, 2020.

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2020 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2020
Asset Table
Investments, at fair value
Common Stock*	$ 2,379,875,312	$ –	$ –	$ 2,379,875,312
Other	–	–	–	–
Short-Term Investments	–	65,370,448	–	65,370,448
Total Investments, at fair value	$ 2,379,875,312	$ 65,370,448	$ –	$ 2,445,245,760

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At March 31, 2020, Voya Growth and Income Portfolio held the following restricted securities:

Security	Acquisition Date	Acquisition Cost	Fair Value
Southern Energy (Escrow)	11/30/2005	$ –	$ –
		$ –	$ –

At March 31, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Voya Growth and Income Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Cost for federal income tax purposes was $2,447,897,099.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$288,758,453
Gross Unrealized Depreciation	(291,409,792)
Net Unrealized Depreciation	$(2,651,339)